Subsidiary undertakings, joint ventures and associates - Disclosure of interests in joint operations (Details)	12 Months Ended
Mar. 31, 2026 £ / shares shares
Disclosure of joint operations [line items]
Par value per share (GBP per share)	£ 0.1243129
Eastern Green Link 1 Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Eastern Green Link 2 Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Eastern Green Link 3 Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
Eastern Green Link 4 Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
NGET/SPT Upgrades Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%
National Grid Electricity Transmission plc | A Ordinary shares | Eastern Green Link 1 Limited
Disclosure of joint operations [line items]
Number of shares held in joint operation (in shares) | shares	50
Par value per share (GBP per share)	£ 1.00
National Grid Electricity Transmission plc | A Ordinary shares | Eastern Green Link 4 Limited
Disclosure of joint operations [line items]
Number of shares held in joint operation (in shares) | shares	50
Par value per share (GBP per share)	£ 1.00
National Grid Electricity Transmission plc | A Ordinary shares | NGET/SPT Upgrades Limited
Disclosure of joint operations [line items]
Number of shares held in joint operation (in shares) | shares	50
Par value per share (GBP per share)	£ 1.00
National Grid Electricity Transmission plc | B Ordinary shares | Eastern Green Link 2 Limited
Disclosure of joint operations [line items]
Number of shares held in joint operation (in shares) | shares	250,000
Par value per share (GBP per share)	£ 1.00
National Grid Electricity Transmission plc | B Ordinary shares | Eastern Green Link 3 Limited
Disclosure of joint operations [line items]
Number of shares held in joint operation (in shares) | shares	250,000
Par value per share (GBP per share)	£ 1.00